INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax on profit - current tax
Current tax expense (income) for the year	$ 699	$ 1,031
Current tax adjustment in respect of prior years	6	(32)
Current tax	705	999
Tax on profit - deferred tax
Deferred tax expense (income) relating to origination and reversal of temporary differences in the current year	(52)	289
Deferred tax adjustment in respect of prior years	11	56
Deferred tax	(41)	345
Tax expense related to continuing operations - current tax
Current domestic tax expense (income) and adjustments for current tax of prior periods	(8)	(9)
Current foreign tax expense (income) and adjustments for current tax of prior periods	713	1,008
Current tax	705	999
Tax expense relating to continuing operations - deferred tax
Deferred domestic tax expense (income) and adjustments for deferred tax of prior periods	3	38
Deferred foreign tax expense (income) and adjustments for deferred tax of prior periods	(44)	307
Deferred tax	(41)	345
Income tax expense	$ 664	$ 1,344